Note 12 - Stockholders' Equity (Details) - $ / shares	6 Months Ended
	Jun. 30, 2020	Jul. 01, 2020	May 29, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares Authorized (in shares)	410,000,000
Common stock, shares authorized (in shares)	400,000,000			400,000,000	400,000,000
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Undesignated preferred stock, shares authorized (in shares)	10,000,000			10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001			$ 0.001
Common stock, shares issued (in shares)	50,160,042		50,160,042	3,095,650	2,758,689
Preferred Stock, Shares Issued, Total (in shares)	0			0
Warrants previously issued and outstanding (in shares)	47,011,622			12,700,000
Warrants to purchase shares of common stock				27,200,000
Number of common stock called by each warrant (in shares)				2,130,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 5.20
Warrants and Rights Outstanding, Term (Year)				7 years	7 years
Common stock, shares outstanding (in shares)	50,160,042		50,160,042	2,897,568	2,598,035
Five-year Public Warrants [Member]
Warrants to purchase shares of common stock	34,289,999
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 11.50
Warrants and Rights Outstanding, Term (Year)	5 years
Share Price Threshold to Call Warrants (in dollars per share)	$ 18.00
Warrants with Exercise Price of 44.82 Issued under Recapitalization Transaction [Member]
Warrants previously issued and outstanding (in shares)			12,721,623
Warrants to purchase shares of common stock			3,210,213
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 44.82
Warrants with Exercise Price of 44.82 Issued under Recapitalization Transaction [Member] | Subsequent Event
Warrants previously issued and outstanding (in shares)		12,721,623
Warrants to purchase shares of common stock		3,210,213
Number of common stock called by each warrant (in shares)		0.2523
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 44.82
Warrants and Rights Outstanding, Term (Year)		7 years
Minimum
Common Stock, Lock Up Period (Month)	6 months
Maximum
Common Stock, Lock Up Period (Month)	12 months